The
High Yield
Plus Fund,
Inc.

SEMI
ANNUAL
REPORT
Sept 30, 1996

Letter To Shareholders                             October
11, 1996

Dear Shareholder:

The high yield market showed surprising strength during the six-month period ended September 30, 1996 despite the increase in longer-term interest rates and the general uncertainty in the fixed income markets regarding the outlook for interest rates. The high yield market's stability, continuing the trend evidenced during 1995, was driven by generally favorable economic conditions and healthy demand for high yield securities. In fact, both the flow of funds into high yield mutual funds as well as the volume of new high yield bond issuance have been particularly strong this year. As a result of the positive market conditions, valuations, especially in the lower-quality tier of the high yield market, appear full. Market participants have rationalized these relative valuations with expectations that the economy will remain firm and positive cash flows into the sector will continue unabated. This market euphoria has been mirrored in the US equity markets, which have reached striking new levels this year, even as this letter is being written. Despite the healthy market conditions the high yield market is enjoying today, we would caution that valuations in many instances do not appear to offer adequate returns to compensate for potential credit risk. Our strategy remains to focus on issuers that appear to offer potential improvements in debt servicing capabilities and/or have attractive asset bases to fall back upon if operating conditions become less amenable in the future.

The Fund's total returns for the periods ended September 30, 1996 are shown on the following table. We have also provided the returns of the Lipper Closed-End Leveraged High Yield category, an average of
17 closed-end high yield funds; we would note that the degree of leverage varies substantially amongst the funds in the group.

                    TOTAL RETURNS
                    As of 9/30/96
                   6 Months   12 Months   24 Months
HYP                  7.2%       14.2%       30.7%
Lipper CELHY         7.8%       14.9%       33.1%

As of September 30, 1996, the Fund's total invested assets of $112 million represented 117% of the Fund's net assets of $96 million.
Total borrowings were $17 million, unchanged from the March
31, 1996
year end. (Borrowings did fluctuate modestly during the six month period, however.) The yield to maturity and average years to maturity were
9.8% and 7.8 years, respectively, as of September 30, 1996; this compares to 10.1% and 8.6 years as of March 31, 1996. Much of the decrease in yield reflects market appreciation during the period, which resulted chiefly from the strong buyer demand for high yield instruments. Average ratings have remained steady at B1/B+. Some of the Fund's larger holdings include securities of Fort Howard
Corporation, the leading US manufacturer of commercial tissue paper;
Sweetheart Cup, a major
producer of disposable food containers; Container
Corporation of
America, a significant producer of containerboard and other paper/packaging products; Bell & Howell Company, an information services and document management provider, and Wyman-Gordon, a manufacturer of large structural parts chiefly for the aerospace industry.

The Fund's shares closed the period at $8.88 per share.
This price
reflected a premium of 3.1% to the Fund's net asset value of
$8.61
per share. The monthly dividend of $0.07 per share ($0.84 per share annualized) equates to a yield of 9.5% on the closing stock price. For comparison, this dividend yield was 280 basis points in excess of the 10-Year Treasury bond yield as of September 30, 1996.

Thank you for your interest in the Fund, and we look forward to continuing the Fund's investment program.

Sincerely yours,

Catherine A. Smith
Portfolio Manager
Senior Vice President
Wellington Management Company, LLP

Portfolio of Investments as of
September 30, 1996 (Unaudited)                    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--113.7%
CORPORATE BONDS--109.7%
------------------------------------------------------------
------------------------------------------------------------
------
Aerospace/Defense--8.9%
Howmet Corp., Sr. Sub. Notes
B3               10.00%      12/01/03   $   1,605     $
1,721,362
K & F Industries, Inc.,
   Sr. Sec. Notes
B1               11.875      12/01/03         350
378,000
   Sr. Sub. Notes
B2               10.375       9/01/04       1,250
1,293,750
Moog, Inc., Sr. Sub. Notes
B2               10.00        5/01/06       1,285
1,317,125
Northrop-Grumman Corp., Deb.
Baa3              9.375      10/15/24         525
582,414
Rohr, Inc., Sr. Notes
Ba3              11.625       5/15/03       1,250
1,371,875
Wyman-Gordon Co., Sr. Notes
Ba3              10.75        3/15/03       1,750
1,881,250

------------

8,545,776
------------------------------------------------------------
------------------------------------------------------------
------
Basic Industries--Manufacturing--23.0%
Advanced Micro Devices, Inc., Sr. Sec. Notes
Ba1              11.00        8/01/03         500
516,250
American Standard, Inc.,
   Sr. Deb.
Ba3              11.375       5/15/04         250
270,625
   Sr. Sub. Deb., Zero Coupon (until 6/1/98)
B1               10.50        6/01/05       1,500
1,376,250
Associated Materials, Inc., Sr. Sub. Notes
B3               11.50        8/15/03         470
447,675
Bell & Howell Holdings Co.,
   Sr. Disc. Deb., Ser. B, Zero Coupon (until 3/1/00)
B3               11.50        3/01/05       1,955
1,392,937
Bell & Howell Co.,
   Sr. Notes
B1                9.25        7/15/00         750
761,250
Cabot Safety Acquisition Corp., Sr. Sub. Notes
B3               12.50        7/15/05         750
828,750
Collins & Aikman Products Co., Sr. Sub. Notes
B3               11.50        4/15/06       1,350
1,420,875
Coltec Industries, Inc., Sr. Notes
B1                9.75        4/01/00         900
931,500
Delco Remy International, Inc., Sr. Sub. Notes
B2               10.625       8/01/06         360
369,000
Dominion Textile (USA), Inc.,
   Guaranteed Sr. Notes
Ba2               8.875      11/01/03         350
341,250
   Guaranteed Sr. Notes
Ba2               9.25        4/01/06         435
432,825
Envirosource, Inc., Sr. Notes
B3                9.75        6/15/03         350
332,500
Essex Group, Inc., Sr. Notes
B1               10.00        5/01/03       1,000
1,025,000
Exide Corp.,
   Sr. Notes
B1               10.75       12/15/02         350
364,875
   Sr. Notes
B1               10.00        4/15/05         500
512,500
Graphic Contols Corp., Sr. Sub. Notes, Ser. A
B3               12.00        9/15/05         500
541,250
Great Lakes Carbon Corp., Sr. Sec. Notes
Ba3              10.00        1/01/06       1,000
1,047,500
Hayes Wheels International, Inc., Sr. Sub. Notes
B3               11.00        7/15/06         340
357,850

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments as of
September 30, 1996 (Unaudited)                    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Basic Industries--Manufacturing (cont'd.)
IDEX Corp., Sr. Sub. Notes
Ba3               9.75%       9/15/02   $     250     $
258,125
The Interlake Corp.,
   Sr. Notes
B2               12.00       11/15/01         250
267,500
   Sr. Sub. Deb.
B3               12.125       3/01/02       1,000
1,045,000
Lear Seating Corp.,
   Sr. Sub. Notes
Ba3              11.25        7/15/00         500
517,500
   Sub. Notes
B1                8.25        2/01/02         750
738,750
Penda Corp., Sr. Notes, Ser. B
B2               10.75        3/01/04         750
727,500
PMI Acquisition Corp., Sr. Sub. Notes
B2               10.25        9/01/03       1,000
1,020,000
Portola Packaging, Inc., Sr. Notes
B2               10.75       10/01/05         250
262,500
Silgan Holdings, Inc., Sr. Disc. Deb.
B3               13.25       12/15/02         261
264,915
Specialty Equipment Co., Inc., Sr. Sub. Notes
B3               11.375      12/01/03       1,000
1,072,500
Thermadyne Holdings Corp., Sr. Notes
B3               10.25        5/01/02         750
765,000
UCAR Global Enterprises, Inc., Sr. Sub. Notes
B2               12.00        1/15/05         415
473,619
Walbro Corp., Sr. Notes
Ba3               9.875       7/15/05       1,000
1,020,000
Westinghouse Electric Corp., Sr. Notes
Ba1               8.875       6/01/01         425
433,428

------------

22,136,999
------------------------------------------------------------
------------------------------------------------------------
------
Cable--7.0%
Cablevision Industries Corp., Sr. Deb., Ser. B
Ba2               9.25        4/01/08         500
513,900
Cablevision Systems Corp.,
   Sr. Sub. Notes
B2                9.25       11/01/05       1,000
967,500
   Sr. Sub. Notes
B2                9.875       5/15/06         475
475,000
Comcast Corp.,
   Sr. Sub. Deb.
B1                9.375       5/15/05         400
406,000
   Sr. Sub. Deb.
B1                9.125      10/15/06         750
746,250
Lenfest Communications, Inc., Sr. Sec. Notes
Ba3               8.375      11/01/05         500
468,750
Marcus Cable Operating Co., L.P.,
   Sr. Sub. Disc. Notes, Zero Coupon (until 8/1/99)
B3               13.50        8/01/04         500
390,000
   Sr. Sub. Disc. Notes, Zero Coupon (until 6/15/00)
Caa              14.25       12/15/05         250
170,000
Rifkin Acquisitions Partners, L.L.L.P., Sr. Sub. Notes
B3               11.125       1/15/06       1,000
1,030,000
TCI Communications, Inc., Sr. Deb.
Ba1               9.25        1/15/23         500
486,605
Videotron Ltd., Sr. Sub. Notes, (Canada)
Ba3              10.25       10/15/02       1,000 D
1,052,500

------------

6,706,505

------------------------------------------------------------
--------------------
 4                                            See Notes to
Financial Statements.

Portfolio of Investments as of
September 30, 1996 (Unaudited)                    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Chemicals--4.4%
Agriculture Minerals & Chemicals, Inc., Sr. Notes
Ba3              10.75%       9/30/03   $     500     $
530,000
Arcadian Partners, L.P., Sr. Notes, Ser. B
B2               10.75        5/01/05       1,000
1,100,000
General Chemical, Sr. Sub. Notes
B2                9.25        8/15/03         500
495,000
Harris Chemical North America, Inc., Sr. Sec. Disc. Notes
B2               10.25        7/15/01         250
255,000
Rexene Corp., Sr. Notes
B1               11.75       12/01/04         500
545,000
Sterling Chemicals Holdings, Inc., Sr. Sub. Notes
B3               11.75        8/15/06         625
653,125
Texas Petrochemicals Corp., Sr. Sub. Notes
B3               11.125       7/01/06         175
184,625
Viridian, Inc., Deb. (Canada)
Ba3              10.50        3/31/14         450 D
493,875

------------

4,256,625
------------------------------------------------------------
------------------------------------------------------------
------
Computers & Electrical Equipment--1.7%
Digital Equipment Corp., Deb.
Ba1               7.75        4/01/23         750
644,220
Unisys Corp., Sr. Notes
B1               12.00        4/15/03       1,000
1,035,000

------------

1,679,220
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Goods & Services--5.5%
American Safety Razor Co., Sr. Notes, Ser. B
B1                9.875       8/01/05         500
511,250
Gruma S.A. de C.V., Notes (Mexico)
NR                9.75        3/09/98         700 D
717,500
Remington Products Co., L.L.C., Sr. Sub. Notes
B3               11.00        5/15/06         500
505,000
Sweetheart Cup, Inc., Guaranteed Sr. Sub. Notes
B3               10.50        9/01/03       2,750
2,805,000
Westpoint Stevens, Inc., Sr. Notes
Ba3               8.75       12/15/01         750
759,375

------------

5,298,125
------------------------------------------------------------
------------------------------------------------------------
------
Energy & Related Goods & Services--6.8%
Energy Ventures, Inc., Sr. Notes
B1               10.25        3/15/04         750
798,750
Flores & Rucks, Inc., Sr. Sub. Notes
B3                9.75       10/01/06         335
339,606
Global Marine Inc., Sr. Notes
Ba1              12.75       12/15/99         250
270,000
Mesa Operating Co.,
   Sr. Sub. Disc. Notes, Zero Coupon (until 7/1/01)
B2               11.625       7/01/06         625
400,000
   Sr. Sub. Notes
B2               10.625       7/01/06         300
315,000
Plains Resources, Inc., Sr. Sub. Notes
B2               10.25        3/15/06       1,000
1,040,000
Santa Fe Energy Resources, Inc., Sr. Sub. Deb.
B1               11.00        5/15/04       1,250
1,362,500
Seagull Energy Corp., Sr. Sub. Notes
B1                8.625       8/01/05         250
247,500
Transportadora de Gas del Sur S.A. (Argentina)
   Notes
B1               10.25        4/25/01         500 D
508,751
   Med. Term Notes
B1                7.75       12/23/98         350 D
343,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

Portfolio of Investments as of
September 30, 1996 (Unaudited)                    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Energy & Related Goods & Services (cont'd.)
YPF Sociedad Anonima, Unsec'd. Notes (Argentina)
B1                8.00%       2/15/04   $   1,000 D   $
937,500

------------

6,562,607
------------------------------------------------------------
------------------------------------------------------------
------
Financial Services--3.9%
Dime Bancorp, Sr. Notes
Ba3              10.50       11/15/05       1,250
1,375,000
First Nationwide Escrow Corp., Sr. Sub. Notes
Ba3              10.625      10/01/03         120
125,550
First Nationwide Parent, Sr. Exchange Notes
B2               12.50        4/15/03         750
811,875
FirstFed Financial Corp., Notes
B2               11.75       10/01/04         500
510,000
Imperial Credit Industries, Inc., Sr. Notes
B1                9.75        1/15/04       1,000
965,000

------------

3,787,425
------------------------------------------------------------
------------------------------------------------------------
------
Gaming--1.3%
GB Property Funding Corp., First Mtge. Notes
B3               10.875       1/15/04         750
652,500
Trump Atlantic City Assoc., First Mtge. Notes
B1               11.25        5/01/06         580
571,300

------------

1,223,800
------------------------------------------------------------
------------------------------------------------------------
------
Grocery Stores--3.2%
Big V Supermarkets, Inc., Sr. Sub. Notes, Ser. B
B3               11.00        2/15/04         500
482,500
Bruno's, Inc., Sr. Sub. Notes
B3               10.50        8/01/05         500
512,500
Dominick's Finer Foods, Inc., Sr. Sub. Notes
B3               10.875       5/01/05         500
541,250
Grand Union Co., Sr. Notes
B3               12.00        9/01/04       1,000
1,010,000
Smiths Food & Drug Ctrs., Inc., Sr. Sub. Notes
B3               11.25        5/15/07         500
531,250

------------

3,077,500
------------------------------------------------------------
------------------------------------------------------------
------
Health Care--5.5%
Beverly Enterprises, Inc., Sr. Notes
B1                9.00        2/15/06         375
364,688
Dade International Inc., Sr. Sub. Notes
B3               11.125       5/01/06         390
417,300
Integrated Health Svcs., Inc., Sr. Sub. Notes
B1               10.25        4/30/06         500
516,250
OrNda Healthcorp, Sr. Sub. Notes
B2               11.375       8/15/04       1,250
1,393,750
Owens & Minor, Inc., Sr. Sub. Notes
B1               10.875       6/01/06       1,085
1,133,825
Quorum Health Group, Inc., Sr. Sub. Notes
B1                8.75       11/01/05         500
501,250
Tenet Healthcare Corp.,
   Sr. Notes
Ba1               9.625       9/01/02         325
352,625
   Sr. Sub. Notes
Ba3              10.125       3/01/05         600
651,000

------------

5,330,688

------------------------------------------------------------
--------------------
6                                             See Notes to
Financial Statements.

Portfolio of Investments as of
September 30, 1996 (Unaudited)                    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Home Builder & Real Estate--1.5%
Toll Corp., Sr. Sub. Notes
Ba3              10.50%       3/15/02   $     600     $
625,500
Del Webb Corp.,
   Sr. Notes
Ba3              10.875       3/31/00         500
505,000
   Sr. Sub. Deb.
B2                9.00        2/15/06         350
336,000

------------

1,466,500
------------------------------------------------------------
------------------------------------------------------------
------
Media & Communications--12.0%
Arch Communications Group, Inc., Sr. Disc. Notes,
   Zero Coupon (until 3/15/01)
B3               10.875       3/15/08       1,250
700,000
Benedek Communications Corp., Sr. Sub. Disc. Notes,
   Zero Coupon (until 5/15/01)
B3               13.25        5/15/06       1,475
870,250
Big Flower Press, Inc., Sr. Sub. Notes
B2               10.75        8/01/03         500
510,000
Chancellor Broadcasting Co., Sr. Sub. Notes
B3                9.375      10/01/04       1,000
990,000
Cobb Theatres, Sr. Sec. Notes
B2               10.625       3/01/03         250
257,500
Granite Broadcasting Corp.,
   Sr. Sub. Deb
B3               12.75        9/01/02         500
550,000
   Sr. Sub. Notes
B3               10.375       5/15/05         500
505,000
Heritage Media Services, Inc., Sr. Sec. Notes
Ba1              11.00        6/15/02         250
267,500
JCAC, Inc., Sr. Sub. Notes
B2               10.125       6/15/06         250
257,500
MobileMedia Communications, Inc., Sr. Sub. Notes
B3                9.375      11/01/07       1,250
1,000,000
Muzak L.P., Muzak Capital, Sr. Notes
Ba3              10.00       10/01/03         255
256,594
Paging Network, Inc.,
   Sr. Sub. Notes
B2               11.75        5/15/02         250
267,500
   Sr. Sub. Notes
B2               10.125       8/01/07         250
253,750
Plitt Theatres, Inc., Sr. Sub. Notes
B3               10.875       6/15/04         500
506,250
Telefonica de Argentina S.A., Notes (Argentina)
B1               11.875      11/01/04       1,000 D
1,065,000
Teleport Communications, Sr. Disc. Notes,
   Zero Coupon (until 7/01/01)
B1               11.125       7/01/07         420
268,800
Western Wireless Corp., Sr. Sub. Notes
B3               10.50        6/01/06         250
253,750
World Color Press, Inc., Sr. Sub. Notes
B1                9.125       3/15/03       1,250
1,237,500
Young Broadcasting Inc.,
   Guaranteed Sr. Sub. Notes
B2               11.75       11/15/04       1,000
1,080,000
   Sr. Sub. Notes
B2               10.125       2/15/05         500
497,500

------------

11,594,394
------------------------------------------------------------
------------------------------------------------------------
------
Metals--10.4%
AK Steel Corp., Sr. Notes
Ba2              10.75        4/01/04       1,000
1,090,000
Armco Inc., Sr. Notes
B2                9.375      11/01/00       1,750
1,750,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

Portfolio of Investments as of
September 30, 1996 (Unaudited)                    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Metals (cont'd.)
Bethlehem Steel Corp., Sr. Notes
B1              10.375%       9/01/03   $   1,250     $
1,318,750
Companhia Vale do Rio Doce, Notes (Brazil)
NR              10.00         4/02/04         750 D
773,437
Metalurgica Gerdau S.A., Notes (Brazil)
NR              11.125        5/24/04         375 D
382,969
Northwestern Steel & Wire Co., Sr. Notes
B1               9.50         6/15/01       1,500
1,443,750
NS Group, Inc., Sr. Sec. Notes
B3              13.50         7/15/03       1,000
1,000,000
Oregon Steel Mills, Inc., First Mtge. Notes
B1              11.00         6/15/03         285
299,606
Weirton Steel Corp.,
   Sr. Notes
B2              10.875       10/15/99         750
768,750
   Sr. Notes
B2*             11.375        7/01/04         750
753,750
Wheeling Pittsburgh Corp., Sr. Notes
B1               9.375       11/15/03         420
399,000

------------

9,980,012
------------------------------------------------------------
------------------------------------------------------------
------
Paper & Packaging--10.0%
Container Corp.,
   Sr. Notes
B1               9.75         4/01/03       1,250
1,268,750
   Sr. Notes, Ser. B
B1              10.75         5/01/02       1,000
1,050,000
Domtar, Inc., Sr. Notes (Canada)
Ba1              8.75         8/01/06          85 D
86,700
Fort Howard Corp.,
   Sr. Notes
B1               9.25         3/15/01       2,000
2,040,000
   Sr. Notes
B1               8.25         2/01/02         200
196,000
   Sr. Sub. Notes
B2               9.00         2/01/06         750
738,750
Grupo Int'l. Durango, S.A. de C.V., Notes (Mexico)
B1              12.625        8/01/03         230 D
245,238
Rainy River Forest Products, Inc., Sr. Sec. Notes
   (Canada)
Ba1             10.75        10/15/01         500 D
538,125
Repap New Brunswick, Inc.,
   First Priority Sr. Sec. Notes (Canada)
B1               9.875        7/15/00         750 D
765,000
   Second Priority Sr. Sec. Notes (Canada)
B3              10.625        4/15/05         750 D
755,625
Repap Wisconsin, Inc., First Priority Sr. Sec. Notes
B2               9.25         2/01/02         250
253,125
S.D. Warren Co., Sr. Sub. Notes, Ser. B
B1              12.00        12/15/04         425
457,937
Stone Container Corp., Sr. Notes
B1              11.875       12/01/98         500
528,750
Tembec Finance Corp., Guaranteed Sr. Notes (Canada)
B1               9.875        9/30/05         710 D
685,150

------------

9,609,150
------------------------------------------------------------
------------------------------------------------------------
------
Retail--1.3%
Brylane Capital Corp., Sr. Sub. Notes, Ser. B
B2               10.00        9/01/03         750
766,875
Guitar Ctr. Mgmt. Co., Inc., Sr. Notes
B2               11.00        7/01/06         500
520,000

------------

1,286,875

------------------------------------------------------------
--------------------
  8                                           See Notes to
Financial Statements.

Portfolio of Investments as of
September 30, 1996 (Unaudited)                    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Utilities--3.3%
Cleveland Electric Illuminating Co., First Mtge. Bonds,
   Ser. B
Ba2               9.50%       5/15/05   $     250     $
256,510
El Paso Electric Co.,
   First Mtge. Bonds, Ser. C
Ba3               8.25        2/01/03         317
313,830
   First Mtge. Bonds, Ser. D
Ba3               8.90        2/01/06       1,000
1,012,070
Texas-New Mexico Pwr. Co., Sec. Deb.
B1               10.75        9/15/03       1,500
1,578,750

------------

3,161,160

------------
Total corporate bonds (cost $103,376,261)
105,703,361
------------------------------------------------------------
------------------------------------------------------------
------
Foreign Government Obligations--2.5%
Federal Republic of Brazil, Exit Bonds
B1                6.00        9/15/13         750 D
517,500
Federal Republic of Brazil, Capitilization Bonds
B1                8.00        4/15/14       1,100 D
774,606
Republic of Argentina, Bonds
B1                8.375      12/20/03       1,250 D
1,123,438

------------
Total foreign government obligations
   (cost $2,156,194)
2,415,544
------------------------------------------------------------
------------------------------------------------------------
------
Common Stocks--0.1%
Shares
Triangle Wire & Cable, Inc.
   (cost $94,444)
--                   --            --      94,444
141,666

------------
------------------------------------------------------------
------------------------------------------------------------
------
Preferred Stocks--1.4%
Benedek Communications Corp., PIK
B3               15.00             --         550
627,000
California Federal Bank, Noncumm. Perpetual, Ser. B
B2               10.625            --       4,700
518,175
Silgan Holdings, Inc., PIK
B3               13.25             --         178
190,460

------------
Total preferred stocks (cost $1,198,000)
1,335,635

------------
Total long-term investments (cost $106,824,899 )
109,596,206
SHORT-TERM INVESTMENTS--3.0%
------------------------------------------------------------
------------------------------------------------------------
------
Repurchase Agreement--3.0%
Principal

Amount

(000)
Swiss Bank Corporation, dated 9/30/96, in the amount of
   $2,900,459 (cost $2,900,000; approximate value
   including accrued interest--$2,952,510)
--               5.70        10/01/96   $   2,900
2,900,000

------------
------------------------------------------------------------
------------------------------------------------------------
------
Total Investments--116.7 %
(cost $ 109,724,899; Note 4 )
112,496,206
Liabilities in excess of other assets--(16.7)%
(16,116,058)

------------
Net Assets--100%
$ 96,380,148

------------

------------

---------------
   * --Standard & Poor's rating.
  NR --Not rated by Moody's or Standard & Poor's.
   D --US$ Denominated Foreign Bonds.
 PIK --Payment in Kind.

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
9 -----

Statement of Assets and Liabilities (Unaudited)   THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

Assets
September 30, 1996
Investments, at value (cost
$109,724,899)...............................................
 ...............      $   112,496,206
Cash........................................................
 ...........................................
4,262
Interest
receivable..................................................
 ..................................            2,674,009
Receivable for investments
sold........................................................
 ................              153,792
Deferred expenses and other
assets......................................................
 ...............               48,529

------------------
   Total
assets......................................................
 ..................................          115,376,798

------------------
Liabilities
Loan payable (Note
4)..........................................................
 ........................           17,000,000
Payable for investments
purchased...................................................
 ...................              911,737
Dividends
payable.....................................................
 .................................              784,065
Accrued
expenses....................................................
 ...................................              116,063
Loan interest payable (Note
4)..........................................................
 ...............              108,368
Advisory fee
payable.....................................................
 ..............................               39,296
Deferred directors'
fees........................................................
 .......................               21,403
Administration fee
payable.....................................................
 ........................               15,718

------------------
   Total
liabilities.................................................
 ..................................           18,996,650

------------------
Net
Assets......................................................
 .......................................      $    96,380,148

------------------

------------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 .......................      $       111,973
   Paid-in capital in excess of
par.........................................................
 ...........          102,818,366

------------------

102,930,339
   Undistributed net investment
income......................................................
 ...........              527,181
   Accumulated net realized loss on
investments.................................................
 .......           (9,848,679   )
   Net unrealized appreciation of
investments.................................................
 .........            2,771,307

------------------
   Net assets, September 30,
1996........................................................
 ..............      $    96,380,148

------------------

------------------
Net asset value per share ($96,380,148 / 11,197,339 shares
of common stock issued and outstanding).....
$8.61

------------------

------------------

------------------------------------------------------------
--------------------
 10                                           See Notes to
Financial Statements.

THE HIGH YIELD PLUS FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                    Ended
                                                 September
30,
Net Investment Income                                1996
Income
   Interest...................................   $
5,761,644
   Dividends..................................
48,102
                                                 -----------
--

5,809,746
                                                 -----------
--
Expenses
   Investment advisory fee....................
236,822
   Administration fee.........................
94,729
   Custodian's fees and expenses..............
43,000
   Legal fees and expenses....................
23,000
   Transfer agent's fees and expenses.........
19,000
   Reports to shareholders....................
18,000
   Audit fees and expenses....................
16,000
   Directors' fees and expenses...............
16,000
   Insurance expense..........................
14,000
   Miscellaneous..............................
14,356
                                                 -----------
--
      Total operating expenses................
494,907
   Loan interest expense (Note 4).............
595,339
                                                 -----------
--
      Total expenses..........................
1,090,246
                                                 -----------
--
Net investment income.........................
4,719,500
                                                 -----------
--
Realized and Unrealized
Gain on Investments
Net realized gain on investment
   transactions...............................
863,585
Net change in unrealized
   appreciation/depreciation of investments...
947,807
                                                 -----------
--
Net gain on investments.......................
1,811,392
                                                 -----------
--
Net Increase in Net Assets
Resulting from Operations.....................   $
6,530,892
                                                 -----------
--
                                                 -----------
--

THE HIGH YIELD PLUS FUND, INC.
Statement of Cash Flows (Unaudited)
------------------------------------------------------------

Increase (Decrease) in Cash
Cash flows provided from operating activities
   Interest and dividends received (excluding
      discount amortization of $432,429).......   $
6,117,845
   Operating expenses paid.....................
(548,722)
   Loan interest and commitment fee paid.......
(573,292)
   Maturities of short-term portfolio
      investments, net.........................
(2,630,000)
   Purchases of long-term portfolio
      investments..............................
(30,561,674)
   Proceeds from disposition of long-term
      portfolio
      investments..............................
32,410,078
   Deferred expenses and other assets..........
48,056
                                                  ----------
--
   Net cash provided from operating
      activities...............................
4,262,291
                                                  ----------
--
Cash used for financing activities.............
   Cash dividends paid (excluding reinvestment
      of dividends of $451,489)................
(4,259,917)
                                                  ----------
--
   Net cash used for financing activities......
(4,259,917)
                                                  ----------
--
   Net increase in cash........................
2,374
   Cash at beginning of period.................
1,888
                                                  ----------
--
   Cash at end of period.......................   $
4,262
                                                  ----------
--
                                                  ----------
--
Reconciliation of Net Increase in Net Assets to
Net Cash from Operating Activities
Net increase in net assets resulting from
   operations..................................   $
6,530,892
                                                  ----------
--
Decrease in investments........................
(1,150,886)
Net realized gain on investment transactions...
(863,585)
Net change in unrealized appreciation of
   investments.................................
(947,807)
Decrease in receivable for investments sold....
1,685,598
Increase in interest receivable................
(124,330)
Decrease in deferred expenses and other
   assets......................................
48,056
Decrease in payable for investments
   purchased...................................
(883,879)
Decrease in accrued expenses and other
   liabilities.................................
(31,768)
                                                  ----------
--
   Total adjustments...........................
(2,268,601)
                                                  ----------
--
   Net cash provided from operating
      activities...............................   $
4,262,291
                                                  ----------
--
                                                  ----------
--

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
11 -----

THE HIGH YIELD PLUS FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                       Six Months
                                          Ended        Year
Ended
Increase (Decrease)                   September 30,
March 31,
in Net Assets                             1996
1996
Operations
   Net investment income............   $  4,719,500    $
9,449,328
   Net realized gain on investment
      transactions..................        863,585
757,420
   Net change in unrealized
      appreciation/depreciation of
      investments...................        947,807
5,744,996
                                      -------------    -----
------
   Net increase in net assets
      resulting from operations.....      6,530,892
15,951,744
Dividends paid to shareholders from
   net investment income............     (4,693,508)
(9,436,822)
Value of Fund shares issued to
   shareholders in reinvestment of
   dividends........................        451,489
871,960
                                      -------------    -----
------
Total increase......................      2,288,873
7,386,882
Net Assets
Beginning of period.................     94,091,275
86,704,393
                                      -------------    -----
------
End of period.......................   $ 96,380,148
$94,091,275
                                      -------------    -----
------
                                      -------------    -----
------

THE HIGH YIELD PLUS FUND, INC.
Notes to Financial Statements (Unaudited)
------------------------------------------------------------
The High Yield Plus Fund, Inc. (the ``Fund'') was organized
in Maryland on
February 3, 1988, as a diversified, closed-end management
investment company.
The Fund had no transactions until April 4, 1988, when it
sold 11,000 shares of
common stock for $102,300 to Wellington Management, LLP (the
``Investment
Adviser''). Investment operations commenced on April 22,
1988. The Fund's
primary objective is to provide a high level of current
income to shareholders
through investment in publicly or privately offered high
yield debt securities
rated in the medium to lower categories by recognized rating services or
non-rated securities of comparable quality. As a secondary
investment objective,
the Fund will seek capital appreciation, but only when
consistent with its
primary objective. The ability of issuers of debt securities held by the Fund to
meet their obligations may be affected by economic
developments in a specific
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued at the closing bid price
or in the absence of such price, as determined in good faith by the Board of
Directors of the Fund. Any security for which the primary
market is on an
exchange is valued at the last sales price on such exchange
on the day of
valuation or, if there was no sale on such day, the closing
bid price.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian
take possession of the
underlying collateral securities, the value of which exceeds the principal
amount of the repurchase transaction including accrued
interest. If the seller
defaults, and the value of the collateral declines or if
bankruptcy proceedings
are commenced with respect to the seller of the security,
realization of the
collateral by the Fund may be delayed or limited.
Cash Flow Information: The Fund invests in securities and
pays dividends from
net investment income and distributions from net realized
gains which are paid
in cash or are reinvested at the discretion of shareholders.
These activities
are reported in the Statement of Changes in Net Assets and
additional
information on cash receipts and cash payments is
------------------------------------------------------------
--------------------
12                     See Notes to Financial Statements

Notes to Financial Statements (Unaudited)         THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------
presented in the Statement of Cash Flows. Accounting
practices that do not
affect reporting activities on a cash basis include carrying investments at
value and amortizing discounts on debt obligations. Cash, as used in the
Statement of Cash Flows, is the amount reported as ``Cash''
in the Statement of
Assets and Liabilities.
Securities Transactions and Net Investment Income: Security
transactions are
recorded on the trade date. Realized gains and losses from
securities
transactions are calculated on the identified cost basis.
Interest income, which
is comprised of three elements; stated coupon rate, original issue discount and
market discount, is recorded on an accrual basis. Dividend
income is recorded on
the ex-dividend date. Expenses are recorded on the accrual
basis which may
require the use of certain estimates by management.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to
shareholders.
Therefore, no federal income tax provision is required. Dividends and Distributions: The Fund expects to declare and pay dividends of net investment income monthly and make distributions at
least annually of any
net capital gains. Dividends and distributions are recorded
on the ex-dividend
date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
Note 2. Agreements
The Fund has agreements with the Investment Adviser and with
Prudential Mutual
Fund Management LLC (the ``Administrator''). The Investment
Adviser makes
investment decisions on behalf of the Fund; the
Administrator provides occupancy
and certain clerical and accounting services to the Fund.
The Fund bears all
other costs and expenses.
The investment advisory agreement provides for the
Investment Adviser to receive
a fee, computed weekly and payable monthly at an annual rate of .50% of the
Fund's average weekly net assets. The administration
agreement provides for the
Administrator to receive a fee, computed weekly and payable
monthly at an annual
rate of .20% of the Fund's average weekly net assets.
Note 3. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the six months ended September 30, 1996, aggregated
$29,676,522 and
$31,588,065, respectively.
During the six months ended September 30, 1996, the Fund
entered into $251,925
of securities transactions on a principal basis with
Prudential Securities
Incorporated, an affiliate of the Administrator.
The cost basis of investments for federal income tax
purposes was substantially
the same as for financial reporting purposes and,
accordingly, as of September
30, 1996, net unrealized appreciation for federal income tax purposes was
$2,771,307 (gross unrealized appreciation--$4,337,377; gross unrealized
depreciation--$1,566,070).
For federal income tax purposes, the Fund has a capital loss carryforward as of
March 31, 1996 of approximately $10,712,000 of which
$6,507,000 expires in 2000,
$2,399,000 expires in 2003 and $1,806,000 expires in 2004.
Accordingly, no
capital gains distributions are expected to be paid to
shareholders until net
gains have been realized in excess of such carryforward.
------------------------------------------------------------
Note 4. Borrowings
The Fund has a credit agreement with an unaffiliated lender.
The maximum
commitment under this agreement is $30,000,000. Interest on
any such borrowings
is based on market rates and is payable at maturity. The
average daily balance
outstanding during the six months ended September 30, 1996
was $17,573,770 at a
weighted average interest rate of 6.76%. The maximum face
amount of borrowings
outstanding at any month end during the six months ended
September 30, 1996 was
$19,000,000. The current borrowings of $17,000,000 (at a
weighted average
interest rate of 6.72%) mature throughout the period from
November 14, 1996 to
February 28, 1997.
The Fund has paid commitment fees at an annual rate of .10
of 1% on any unused
portion of the credit facility. Commitment fees are included in ``Loan
Interest'' as reported on the Statement of Assets and
Liabilities and on the
Statement of Operations.
------------------------------------------------------------
--------------------

13 -----

Notes to Financial Statements (Unaudited)         THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------
Note 5. Capital
There are 100 million shares of $.01 par value common stock
authorized. During
the six months ended September 30, 1996 and the fiscal year
ended March 31,
1996, the Fund issued 55,532 and 104,367 shares in
connection with reinvestment
of dividends, respectively.
------------------------------------------------------------
Note 6. Dividends
On October 15 and November 15, 1996 the Board of Directors
of the Fund declared
dividends of $0.07 per share payable on November 8 and
December 13, 1996, to
shareholders of record on October 31 and November 29, 1996,
respectively.
------------------------------------------------------------
--------------------
 14

Financial Highlights (Unaudited)                  THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

                                                       Six
Months

Ended                          Year Ended March 31,

September 30,     ------------------------------------------
-------------

1996           1996        1995        1994        1993
1992
                                                      ------
-------     -------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................     $
8.44        $  7.85     $  8.38     $  8.48     $  7.91
$  6.80
                                                          --
----        -------     -------     -------     -------
-------
Income from investment operations
Net investment income...............................
 .42            .84         .87         .90         .89
 .87
Net realized and unrealized gain (loss) on
   investments......................................
 .17            .59        (.54)       (.15)        .52
1.11
                                                          --
----        -------     -------     -------     -------
-------
   Total from investment operations.................
 .59           1.43         .33         .75        1.41
1.98
                                                          --
----        -------     -------     -------     -------
-------
Less dividends and distributions
Dividends from net investment income................
(.42)          (.84)       (.86)       (.85)       (.84)
(.87)
                                                          --
----        -------     -------     -------     -------
-------
Net asset value, end of period(a)...................     $
8.61        $  8.44     $  7.85     $  8.38     $  8.48
$  7.91
                                                          --
----        -------     -------     -------     -------
-------
                                                          --
----        -------     -------     -------     -------
-------
Market price per share, end of period(a)............     $
8.875        $  8.75     $  8.00     $ 8.375     $ 8.875
$  7.75
                                                          --
----        -------     -------     -------     -------
-------
                                                          --
----        -------     -------     -------     -------
-------
TOTAL INVESTMENT RETURN(b):.........................
6.56%         20.80%       6.33%       3.90%      27.02%
34.28%
                                                          --
----        -------     -------     -------     -------
-------
                                                          --
----        -------     -------     -------     -------
-------
RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).............
$96,380        $94,091     $86,704     $91,698     $92,422
$85,742
Average net assets (000 omitted)....................
$94,275        $92,855     $87,734     $96,962     $88,142
$80,703
Ratio to average net assets:
   Expenses, before loan interest, commitment fees
      and nonrecurring expenses.....................
1.05%(c)       1.01%       1.11%       1.12%       1.20%
1.28%
   Total expenses...................................
2.31%(c)       2.29%       2.71%       2.01%       2.03%
2.26%
   Net investment income............................
9.98%(c)      10.18%      10.90%      10.15%      10.94%
11.69%
Portfolio turnover rate.............................
27%            60%         47%        100%         82%
46%
Total debt outstanding at end of year (000
   omitted).........................................
$17,000        $17,000     $19,000     $28,000     $15,000
$15,000
Asset coverage per $1,000 of debt outstanding.......     $
6,669        $ 6,535     $ 5,563     $ 4,275     $ 7,161
$ 6,716


---------------
(a) NAV and market value are published in The Wall Street
Journal each Monday.
(b) Total investment return is calculated assuming a
purchase of common stock at
    the current market value on the first day and a sale at
the current market
    value on the last day of each period reported. Dividends
and distributions
    are assumed for purposes of this calculation to be
reinvested at prices
    obtained under the dividend reinvestment plan. This
calculation does not
    reflect brokerage commissions. Total returns for period
less than one year
    are not annualized.
(c) Annualized.
Contained above is selected data for a share of common stock outstanding, total
investment return, ratios to average net assets and other
supplemental data for
the periods indicated. This information has been determined
based upon
information provided in the financial statements and market
price data for the
Fund's shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
15 -----

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Administrator
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

Notice is hereby given in accordance with Section 23(c) of the
Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The accompanying financial statements as of September 30, 1996, were not audited and, accordingly, no opinion is expressed on them.

The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The High Yield Plus Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

For information call toll-free (800) 451-6788

429906100